Consolidated Statements Of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Comprehensive Income [Abstract]
Net unrealized gains arising during the period, tax expense	$ 1,058	$ 840	$ 834
Less: reclassification adjustment for net gains on sales realized in net income, tax expense	624	865	673
Unrealized investment gains (losses),tax expense (benefit)	434	(25)	161
Change in unfunded pension liability, tax expense (benefit)	$ (2,916)	$ 109	$ 421